Quarterly Holdings Report
for
Fidelity® Health Savings Index Fund
December 31, 2023
HSI-NPRT1-0224
1.9897519.103
Equity Funds - 33.4%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	674	61,145
Fidelity Emerging Markets Index Fund (a)	117,644	1,182,322
Fidelity International Index Fund (a)	60,496	2,864,495
Fidelity Total Market Index Fund (a)	35,627	4,693,835
TOTAL EQUITY FUNDS (Cost $7,822,218)		8,801,797

Fixed-Income Central Funds - 13.9%
	Shares	Value ($)
Investment Grade Fixed-Income Funds - 13.9%
Fidelity Inflation-Protected Bond Index Central Fund (b) (Cost $4,017,248)	41,531	3,664,727

Money Market Central Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c) (Cost $265,908)	265,855	265,908

Investment Companies - 9.2%
	Shares	Value ($)
iShares iBoxx $ High Yield Corporate Bond ETF	829	64,156
iShares JPMorgan USD Emerging Markets Bond ETF	26,368	2,348,334
TOTAL INVESTMENT COMPANIES (Cost $2,745,055)		2,412,490

Fixed-Income Funds - 42.4%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	594,088	5,465,612
Fidelity Long-Term Treasury Bond Index Fund (a)	150,769	1,527,292
Fidelity U.S. Bond Index Fund (a)	399,196	4,163,615
TOTAL FIXED-INCOME FUNDS (Cost $11,586,350)		11,156,519

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $26,436,779)	26,301,441
NET OTHER ASSETS (LIABILITIES) - 0.1%	16,767
NET ASSETS - 100.0%	26,318,208

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	529,971	437,114	701,177	5,197	-	-	265,908	0.0%
Fidelity Hedged Equity Central Fund	177,145	107,960	289,745	-	4,682	(42)	-	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,867,552	826,782	31,980	119,698	127	2,246	3,664,727	0.6%
Total	3,574,668	1,371,856	1,022,902	124,895	4,809	2,204	3,930,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	61,833	54,039	50,080	1,013	(755)	(3,892)	61,145
Fidelity Emerging Markets Index Fund	1,147,545	142,591	164,708	30,588	(8,453)	65,347	1,182,322
Fidelity International Bond Index Fund	4,376,158	986,359	82,715	90,428	511	185,299	5,465,612
Fidelity International Index Fund	2,482,920	422,325	238,037	77,187	643	196,644	2,864,495
Fidelity Long-Term Treasury Bond Index Fund	2,353,871	66,604	1,036,117	15,517	(301,586)	444,520	1,527,292
Fidelity Real Estate Index Fund	57,059	28,089	88,407	-	(2,172)	5,431	-
Fidelity Total Market Index Fund	3,525,792	1,498,533	757,042	57,399	(1,175)	427,727	4,693,835
Fidelity U.S. Bond Index Fund	3,668,520	451,568	178,471	31,205	(24,587)	246,585	4,163,615
	17,673,698	3,650,108	2,595,577	303,337	(337,574)	1,567,661	19,958,316

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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